Preferred Stock and Stock Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Preferred Stock and Stock Warrants [Abstract]
Preferred Stock and Stock Warrants

NOTE 7 - STOCK WARRANTS

Series A and Series B Stock Warrants

As a result of a completed sale of 9,117,647 units for cash proceeds of $15,500,000 on March 28, 2008, the Company issued Series A stock warrants of 242,611 and Series B stock warrants of 241,705 which can be converted on a one-for-one basis into shares of the Company's common stock. The stock warrants have a five year life and the Series A warrants are exercisable at an equivalent price of $81.60 per share and the Series B are exercisable at an equivalent price of $102.00 per share. These stock warrants expired on March 28, 2013 pursuant to the warrant agreements.

The Company used the Black-Scholes option pricing model to determine the fair value of the Series A and B stock warrants on March 28, 2008 (assumptions used - expected life of 5 years, volatility of 89%, risk free interest rate of 2.51%, and expected dividend yield of 0%).

Effective January 1, 2009, the Company adopted the provisions of FASB ASC Topic 815, "Derivatives and Hedging" ("ASC 815") (previously EITF 07-5, "Determining Whether an Instrument (or an Embedded Feature) is Indexed to an Entity's Own Stock"). As a result of adopting ASC 815, warrants to purchase 484,315 of the Company's common stock previously treated as equity pursuant to the derivative treatment exemption were no longer afforded equity treatment as there was a down-round protection (full-ratchet down round protection).   As a result, the warrants were not considered indexed to the Company's own stock, and as such, all future changes in the fair value of these warrants were recognized in earnings until such time as the warrants are exercised or expire.  The Company reclassified the fair value of these warrants from equity to liability, as if these warrants were treated as a derivative liability. On January 1, 2009, the Company recorded as a cumulative effect adjustment of decreasing additional paid-in capital of $6,020,000 and beginning retained earnings of $2,792,017 and $8,812,017 to warrant liabilities to recognize the fair value of such warrants. The fair value of the warrants was $44,304,034 on December 31, 2009. The Company recognized $35,492,017 loss from the change in fair value of warrants for the year ended December 31, 2009.

The Company amended Series A and Series B stock warrant agreements deleting the down-round protection (full-ratchet down round protection) provision on March 24, 2010. As a result of this amendment, the Company is no longer required to treat Series A and Series B warrants as a liability and was reclassified to equity as of March 24, 2010 (assumption used - expected life of 3 years, volatility of 57%, and risk free interest rate of 1.67%, and expected dividend yield of 0%). Based on the revaluation, the Company recognized $7,801,649 of income related to this transaction and reclassified $36,502,385 to equity for the year ended December 31, 2010.

Warrant C

On January 22, 2010, the Company issued a warrant ("Warrant C") to a non-related individual in exchange for consulting services relating to operational and managerial experience. Warrant C can be converted into 8,333 shares of the Company's common stock at an exercise price of $120 per share. Warrants C has a five year term and became exercisable 180 days from the date of issuance of Warrant C.

The Company recognized share-based compensation cost based on the grant-date fair value estimated in accordance with ASC 505-50 "equity based payments to non-employees". The fair value of these stock warrants on the date of grant was estimated using the Black-Scholes method (assumption used - expected life of 2.75 years, volatility of 54%, and risk free interest rate of 1.25%, and expected dividend yield of 0%). The Company recognized $558,180 of compensation expense related to this transaction.

A summary of the Company's stock warrant activities are as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance - December 31, 2012	490,369	$92.24	$0.27
Exercised	-	-	-
Cancelled	-	-	-

Balance - June 30, 2013	490,369	$92.24	$0.00

NOTE 10 - PREFERRED STOCK AND STOCK WARRANTS

Series A Preferred Stock

The terms of the Company's Series A Preferred Stock are set forth in a Certificate of Designations, which we filed with the Secretary of State of the State of Delaware on March 13, 2008. Set forth below are the material terms of our Series A Preferred Stock:

Conversion and Anti-Dilution: Each share of Series A Preferred Stock is convertible at any time into one share of the Company's common stock. A holder of Series A Preferred Stock may not convert those shares if as a result of the conversion, that holder would beneficially own more than 4.99% of the Company's common stock outstanding at that time. A holder may, however, waive this provision by providing the Company with 61 days' notice that such holder wishes to waive this restriction with regard to any or all shares of common stock issuable upon conversion of such holder's Series A Preferred Stock.

Voting: Holders of the Series A Preferred Stock vote on an "as converted" basis together with the common stock, as a single class, in connection with any proposal submitted to stockholders to: (i) increase the number of authorized shares, (ii) approve the sale of any capital stock of the Company, (iii) adopt an employee stock option plan, and (iv) effect any merger, consolidation, sale of all or substantially all of the assets of the Company, or related consolidation or combination transaction. Holders of the Series A Preferred Stock have a separate class vote on all matters that impact the rights, value, or ranking of the Series A Preferred Stock.

Liquidation Preference: In the event of a liquidation, dissolution or winding up, voluntary or involuntary, of the Company, the holders of Series A Preferred Stock then outstanding will be entitled to receive, out of the Company's assets available for distribution to the Company's stockholders, an amount equal to $5.10 (**40.80) per share before any payment is made or any assets distributed to the holders of the common stock or any other stock that ranks junior to the Series A Preferred Stock. The holders rank (a) senior to the common stock and to any other class or series of stock issued by the Company not designated as ranking senior to or pari passu with the Series A Preferred Stock in respect of the right to participate in distributions or payments on a liquidation event and (b) pari passu with any other class or series of stock of the Company, the terms of which specifically provide that such class or series will rank pari passu with the Series A Preferred Stock in respect of the right to participate in distributions or payments on a liquidation event.

Dividends: The shares of Series A Preferred Stock are not entitled to dividends unless the Company pays dividends, in cash or other property, to holders of outstanding shares of common stock. If the Company does pay dividends, each outstanding share of Series A Preferred Stock will entitle its holder to receive dividends out of available funds equal to the dividends to which the common stock into which such share was convertible on the record date would have been entitled, had such common stock been issued.

Series A and Series B Stock Warrants

As a result of a completed sale of 9,117,647 units for cash proceeds of $15,500,000 on March 28, 2008, the Company issued Series A stock warrants of 1,940,885 and Series B stock warrants of 1,933,637 which can be converted on a one-for-one basis into shares of the Company's common stock.  The stock warrants have a five year life and the Series A warrants are exercisable at an equivalent price of $10.20 (**$81.60) per share and the Series B are exercisable at an equivalent price of $12.75 (**$102.00) per share.  These stock warrants will expire on March 28, 2013 pursuant to the warrant agreements.

The Company used the Black-Scholes option pricing model to determine the fair value of the Series A and B stock warrants on March 28, 2008 (assumptions used - expected life of 5 years, volatility of 89%, risk free interest rate of 2.51%, and expected dividend yield of 0%).

Effective January 1, 2009, the Company adopted the provisions of FASB ASC Topic 815, "Derivatives and Hedging" ("ASC 815") (previously EITF 07-5, "Determining Whether an Instrument (or an Embedded Feature) is Indexed to an Entity's Own Stock"). As a result of adopting ASC 815, warrants to purchase 11,623,566 of the Company's common stock previously treated as equity pursuant to the derivative treatment exemption were no longer afforded equity treatment as there was a down-round protection (full-ratchet down round protection).   As a result, the warrants were not considered indexed to the Company's own stock, and as such, all future changes in the fair value of these warrants were recognized in earnings until such time as the warrants are exercised or expire.  The Company reclassified the fair value of these warrants from equity to liability, as if these warrants were treated as a derivative liability. On January 1, 2009, the Company recorded as a cumulative effect adjustment of decreasing additional paid-in capital of $6,020,000 and beginning retained earnings of $2,792,017 and $8,812,017 to warrant liabilities to recognize the fair value of such warrants. The fair value of the warrants was $44,304,034 on December 31, 2009. The Company recognized $35,492,017 loss from the change in fair value of warrants for the year ended December 31, 2009.

**Reference for amount restated to reflect the 1-for-8 Reverse Stock Split effected on February 4, 2013. See note 17 Subsequent Events.

The Company amended Series A and Series B stock warrant agreements deleting the down-round protection (full-ratchet down round protection) provision on March 24, 2010. As a result of this amendment, the Company is no longer required to treat Series A and Series B warrants as a liability and was reclassified to equity as of March 24, 2010 (assumption used - expected life of 3 years, volatility of 57%, and risk free interest rate of 1.67%, and expected dividend yield of 0%). Based on the revaluation, the Company recognized $7,801,649 of income related to this transaction and reclassified $36,502,385 to equity.

Warrant C

On January 22, 2010, the Company issued a warrant ("Warrant C") to a non-related individual in exchange for consulting services relating to operational and managerial experience. Warrant C can be converted into 66,666 (**8,333) shares of the Company's common stock at an exercise price of $15.00 (**$120) per share. Warrants C has a five year term and became exercisable 180 days from the date of issuance of Warrant C.

The Company recognized share-based compensation cost based on the grant-date fair value estimated in accordance with ASC 505-50   "equity based payments to non-employees".  The fair value of these stock warrants on the date of grant was estimated using the Black-Scholes method (assumption used - expected life of 2.75 years, volatility of 54%, and risk free interest rate of 1.25%, and expected dividend yield of 0%).  The Company recognized $558,180 of compensation expense related to this transaction.

A summary of the Company's stock warrant activities are as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance - December 31, 2011	3,922,953	$11.53	$1.27
Exercised	-	-	-
Cancelled	-	-	-
Balance - December 31, 2012	3,922,953	$11.53	$0.27

The following summary of the Company's stock warrant activities are restated to reflect the 1-for-8 Reverse Stock Split effected on February 4, 2013. See also note 17 Subsequent Events.

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance - December 31, 2011	490,369	$92.24	$1.27
Exercised	-	-	-
Cancelled	-	-	-
Balance - December 31, 2012	490,369	$92.24	$0.27

**Reference for amount restated to reflect the 1-for-8 Reverse Stock Split effected on February 4, 2013. See note 17 Subsequent Events.